Compensation of the board of directors and key management personnel - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Compensation of the Board of Directors and key Management Personnel [Line Items]
Directors' remuneration expense	€ 470	€ 60	€ 475
Directors travel costs reimbursements	0	34	281
key management personnel	6,207	3,067	€ 6,033
Post-employment pension and medical benefits	€ 357	€ 386